First Trust S and P REIT Index Fund Investment Objectives and Goals - First Trust S and P REIT Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust S&P REIT Index Fund (FRI)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust S&P REIT Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the S&P United States REIT Index (the “Index”).